                                                              SEMI-ANNUAL REPORT
MORGAN STANLEY EMERGING MARKETS FUND, INC.
                                                              JUNE 30, 2002
DIRECTORS AND OFFICERS
BARTON M. BIGGS           WILLIAM G. MORTON, JR.
CHAIRMAN OF THE           DIRECTOR
BOARD OF DIRECTORS
                          MICHAEL NUGENT
RONALD E. ROBISON         DIRECTOR
PRESIDENT AND DIRECTOR
                          FERGUS REID
JOHN D. BARRETT II        DIRECTOR
DIRECTOR
                          STEFANIE V. CHANG
THOMAS P. GERRITY         VICE PRESIDENT
DIRECTOR
                          LORRAINE TRUTEN
GERARD E. JONES           VICE PRESIDENT
DIRECTOR
                          JAMES W. GARRETT
JOSEPH J. KEARNS          TREASURER               [MORGAN STANLEY LOGO]
DIRECTOR
                          MARY E. MULLIN
VINCENT R. MCLEAN         SECRETARY
DIRECTOR                                          MORGAN STANLEY EMERGING
                          BELINDA A. BRADY        MARKETS FUND, INC.
C. OSCAR MORONG, JR.      ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN CHASE BANK
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
3 CHASE METROTECH CENTER
BROOKLYN, NEW YORK 11245

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE ROGERS & WELLS LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

FOR ADDITIONAL FUND INFORMATION, INCLUDING     MORGAN STANLEY
THE FUND'S NET ASSET VALUE PER SHARE AND       INVESTMENT MANAGEMENT INC.
INFORMATION REGARDING THE INVESTMENTS          INVESTMENT ADVISER
COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL
1-800-221-6726 OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      OVERVIEW

LETTER TO STOCKHOLDERS

For the six months ended June 30, 2002, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 4.68% compared with 1.94% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index. On June 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $9.57, representing a 14.4% discount to the Fund's net asset value per share.

MARKET REVIEW

The Fund's outperformance relative to the Index was attributable to both country allocation and stock selection. Stock selection in India, Israel and South Africa were positive contributors to relative performance, while selection in Russia and Mexico detracted slightly from performance. On a country allocation basis, our overweight position in Indonesia (+65.2% Index return) and South Korea (+24.8%) coupled with our underweight stance in Argentina (-64.7%) and Chile (-16.0%) added to relative performance, while country allocations in Turkey (-38.4%) and Thailand (+37.2%) detracted from performance.

During the first quarter of 2002, emerging markets equities gained a relatively strong 12.4% as markets in the region were supported by expectations of a U.S.-led economic recovery and positive economic data from select emerging markets countries. However, after outperforming during the first quarter, and rebounding 44.3% from September lows, emerging market equities, hampered by a sharp decline in Latin America (-21.2%) and on profit taking within cyclical markets such as South Korea and Taiwan, fell 8.4% during the second quarter of 2002. Risk aversion increased on a global basis during the second quarter, dominated by negative sentiment toward Brazil and greater uncertainty over the global backdrop. Increased reports of corporate accounting fraud and concerns over the strength of the U.S. economic recovery coupled with geo-political risks in the Asian sub-continent and the Middle East served to undermine investor confidence.

MARKET OUTLOOK

Overall, emerging markets equities have been relatively resilient despite global market turmoil and continue to offer attractive valuations. We believe that the global economic turnaround and corporate restructuring should continue to support earnings growth in the emerging markets universe. The global market sell off related to deterioration in investor confidence reflects more accounting uncertainties than economic risks. Outlook uncertainty has increased but recovery momentum is likely to prevail. We believe the emerging markets are well positioned to both continue to outperform global markets and, once sentiment has stabilized, to rebound sharply due to extremely cheap relative valuations and leveraged exposure to the pick-up in global economic activity. Convergence opportunities, natural resource providers and domestic demand generators are all part of the case for emerging markets. In Brazil, the path from today until elections in October will remain rocky and we expect continued volatility in equity and currency markets. Nevertheless, a rally is possible in the market from its current oversold levels if the political outlook improves. We continue focusing on earnings visibility as a driver of medium-term returns.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
President and Director
                                                                       July 2002

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                         TOTAL RETURN (%)
                            ---------------------------------------------------------------------
                               MARKET VALUE(1)       NET ASSET VALUE(2)          INDEX(3)
                            ---------------------------------------------------------------------
                                         AVERAGE                  AVERAGE                 AVERAGE
                            CUMULATIVE    ANNUAL   CUMULATIVE      ANNUAL  CUMULATIVE      ANNUAL
-------------------------------------------------------------------------------------------------
Year to Date                     10.89%       --         4.68%         --        1.94%         --
One Year                          8.75      8.75%        4.29        4.29%       1.08        1.08%
Five Year                       (21.07)    (4.62)      (18.16)      (3.93)     (35.66)      (8.44)
Ten Year                         57.28      4.63        78.92        5.99       28.01        2.50
Since Inception*                 88.75      6.14       120.51        7.69       50.64        3.92

Past performance is not predictive of future performance.

[CHART]

                   MORGAN STANLEY EMERGING        MSCI EMERGING MARKETS FREE
                     MARKETS FUND, INC.(2)                NET INDEX(3)
1992                        13.94%                         11.40%
1993                        95.22%+                        74.84%
1994                        -5.33%                         -7.32%
1995                       -16.30%+                        -5.21%
1996                        13.84%                          6.03%
1997                        -0.97%                        -11.59%
1998                       -19.61%                        -25.34%
1999                       105.81%                         66.48%
2000                       -36.74%                        -30.97%
2001                        -3.17%                         -2.62%
Six Months Ended
June 30, 2002                4.68%                          1.94%

Returns and Per Share Information

                                                              YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------
                                1992        1993        1994         1995         1996         1997         1998
----------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $16.74      $28.20      $20.30       $14.69       $15.69      $ 15.52      $ 10.33
----------------------------------------------------------------------------------------------------------------
Market Value Per Share        $18.13      $31.63      $21.50       $15.50       $13.88      $ 13.06      $  8.13
----------------------------------------------------------------------------------------------------------------
Premium/(Discount)               8.3%       12.2%        5.9%         5.5%       (11.5)%      (15.9)%      (21.3)%
----------------------------------------------------------------------------------------------------------------
Income Dividends              $ 0.01          --          --           --       $ 0.05      $  0.01      $  0.11
----------------------------------------------------------------------------------------------------------------
Capital Gains Distributions   $ 0.01      $ 1.49      $ 6.50       $ 1.29       $ 0.98      $  0.01      $  2.18
----------------------------------------------------------------------------------------------------------------
Fund Total Return(2)           13.94%      95.22%+     (5.33)%     (16.30)%+     13.84%       (0.97)%     (19.61)%
----------------------------------------------------------------------------------------------------------------
Index Total Return(3)          11.40%      74.84%      (7.32)%      (5.21)%       6.03%      (11.59)%     (25.34)%
----------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED
                                   YEAR ENDED DECEMBER 31,           JUNE 30,
                              --------------------------------------------------
                                 1999         2000        2001          2002
--------------------------------------------------------------------------------
Net Asset Value Per Share     $ 21.26      $ 11.03     $ 10.68       $ 11.18
--------------------------------------------------------------------------------
Market Value Per Share        $ 16.31      $  8.75     $  8.63       $  9.57
--------------------------------------------------------------------------------
Premium/(Discount)              (23.3)%      (20.7)%     (19.2)%       (14.4)%
--------------------------------------------------------------------------------
Income Dividends                   --           --          --            --
--------------------------------------------------------------------------------
Capital Gains Distributions        --      $  2.31          --            --
--------------------------------------------------------------------------------
Fund Total Return(2)           105.81%      (36.74)%     (3.17)%        4.68%
--------------------------------------------------------------------------------
Index Total Return(3)           66.48%      (30.97)%     (2.62)%        1.94%
--------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
  * The Fund commenced operations on November 1, 1991.
  + This return does not include the effect of the rights issued in connection with the rights offering.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVE HIGHER DEGREE OF VOLATILITY.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments

--------------------------------------------
Equity Securities                       96.8%
Short-Term Investments                   3.2
--------------------------------------------

[CHART]

Industries

--------------------------------------------
Semiconductor Equipment & Products      12.3%
Banks                                   11.6
Metals & Mining                         10.7
Oil & Gas                                8.8
Wireless Telecommunication Services      6.4
Diversified Telecommunication Services   5.5
Automobiles                              3.6
Diversified Financials                   3.3
Pharmaceuticals                          3.0
Beverages                                3.0
Other                                   31.8
--------------------------------------------

[CHART]

Country Weightings

--------------------------------------------
South Korea                             23.6%
Taiwan                                  11.8
South Africa                            10.6
Mexico                                   9.0
Brazil                                   6.9
China/Hong Kong                          6.1
India                                    5.4
Russia                                   5.1
Malaysia                                 4.6
Israel                                   4.2
Other                                   12.7
--------------------------------------------

Ten Largest Holdings*

                                                            PERCENT OF
                                                            NET ASSETS
----------------------------------------------------------------------
 1.  Samsung Electronics Co., Ltd. (South Korea)                   7.4%
 2.  Anglo American plc (South Africa)                             3.6
 3.  Telmex (Mexico)                                               2.5
 4.  Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)         2.4
 5.  SK Telecom Co., Ltd. (South Korea)                            2.2
 6.  China Mobile (Hong Kong) Ltd. (China/Hong Kong)               2.2
 7.  Teva Pharamaceutical Industries Ltd. (Israel)                 2.0
 8.  Hyundai Motor Co., Ltd. (South Korea)                         1.9
 9.  POSCO (South Korea)                                           1.8
10.  LUKoil Holdings (Russia)                                      1.7
                                                                  ----
                                                                  27.7%
                                                                  ====

     * Excludes short-term investments

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.2%)
(UNLESS OTHERWISE NOTED)
================================================================================
BRAZIL (6.9%)

AEROSPACE & DEFENSE
 Embraer ADR                                   32,258                   $    690
--------------------------------------------------------------------------------
BANKS

 Banco Bradesco SA (Preferred)            105,112,143                        419
 Banco Brandesco SA                            15,756                        311
 Banco Itau SA (ADR)                            9,260                        259
 Banco Itau SA (Preferred)                 25,245,000                      1,425
 Banco Nacional SA (Preferred)             61,598,720 (a,b)                   --@
--------------------------------------------------------------------------------
                                                                           2,414
--------------------------------------------------------------------------------
BEVERAGES

 Companhia de Bebidas das Americas          1,346,000                        211
 Companhia de Bebidas das Americas ADR        122,129                      1,898
--------------------------------------------------------------------------------
                                                                           2,109
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 Brasil Telecom Participacoes SA
   (Preferred)                              4,286,445                         24
 Brasil Telecom Participacoes SA
   (Preferred) ADR                              1,612                         46
 Brasil Telecom SA (Preferred)              8,331,048                         33
 Tele Norte Leste Participacoes SA
   (Preferred)                             44,416,000                        449
 Tele Norte Leste Participacoes SA
   (Preferred) ADR                             26,700                        266
--------------------------------------------------------------------------------
                                                                             818
--------------------------------------------------------------------------------
ELECTRIC UTILITIES

 CEMIG ADR                                     37,484                        421
 CEMIG SA (Preferred)                      31,141,035                        352
 Eletrobras                                18,074,000                        188
 Eletrobras (Preferred) 'B'                23,958,000                        229
 Eletrobras (Preferred) ADR                    20,900                         99
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
METALS & MINING

 CVRD (ADR)                                    12,600 (a)                    349
 CVRD (Preferred) 'A'                          38,351                        994
 CVRD (Preferred) ADR                          35,662                        925
--------------------------------------------------------------------------------
                                                                           2,268
--------------------------------------------------------------------------------
MULTILINE RETAIL

 Lojas Arapua SA (Preferred)               30,412,000 (a,b)             $     --@
 Lojas Arapua SA (Preferred) ADR               31,540 (a,b)                   --@
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OIL & GAS

 Petrobras                                      3,900                         74
 Petrobras SA (Preferred)                      84,496                      1,479
 Petrobras SA (Preferred) ADR                  42,870                        746
 Petrobras SA ADR                              85,970                      1,621
--------------------------------------------------------------------------------
                                                                           3,920
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS

 Votorantim Celulose e Papel SA ADR            20,600 (a)                    389
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 Celular CRT (Preferred) 'A'                3,612,547                        526
 Tele Celular Sul ADR                           6,432                         71
--------------------------------------------------------------------------------
                                                                             597
--------------------------------------------------------------------------------
                                                                          14,494
================================================================================
CHILE (0.3%)

DIVERSIFIED TELECOMMUNICATION SERVICES

 Telefonica CTC Chile ADR                      49,740 (a)                    610
--------------------------------------------------------------------------------
ELECTRIC UTILITIES

 Enersis SA ADR                                 8,500 (a)                     49
--------------------------------------------------------------------------------
                                                                             659
================================================================================
CHINA/HONG KONG (6.1%)
AIRLINES

 China Eastern Airlines, 'H'                2,550,000                        428
 China Southern Airlines Co., Ltd.          1,086,000                        442
--------------------------------------------------------------------------------
                                                                             870
--------------------------------------------------------------------------------
CHEMICALS

 Sinopec Shanghai
   Petrochemical Co., Ltd., 'H'             4,814,000 (a)                    716
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS

 Legend Group Ltd.                            862,000                        315
 TPV Technology Ltd.                          756,000                        274
--------------------------------------------------------------------------------
                                                                             589
--------------------------------------------------------------------------------
ELECTRIC UTILITIES

 Huaneng Power International, Inc., 'H'       950,000                        780
 Shandong International Power
   Development Co., Ltd., 'H'               1,776,000                        478
--------------------------------------------------------------------------------
                                                                           1,258
--------------------------------------------------------------------------------
FOOD PRODUCTS

 People's Food Holdings Ltd.                1,010,000                        720
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
CHINA/HONG KONG (CONTINUED)
INDUSTRIAL CONGLOMERATES

 China Merchants Holdings
   International Co., Ltd.                    387,000                   $    298
 Shanghai Industrial Holdings Ltd.            212,000                        409
--------------------------------------------------------------------------------
                                                                             707
--------------------------------------------------------------------------------
METALS & MINING

 Yanzhou Coal Mining Co., Ltd.              1,412,000                        520
--------------------------------------------------------------------------------
OIL & GAS

 CNOOC Ltd.                                   950,000                      1,273
 PetroChina Co., Ltd.                       2,892,000                        615
--------------------------------------------------------------------------------
                                                                           1,888
--------------------------------------------------------------------------------
SOFTWARE

 Travelsky Technology Ltd.                    538,000 (a)                    369
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE

 Cosco Pacific Ltd.                           810,000                        644
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 China Mobile (Hong Kong) Ltd. ADR          1,519,000 (a)                  4,499
--------------------------------------------------------------------------------
                                                                          12,780
================================================================================
HUNGARY (1.5%)
BANKS

 OTP Bank Rt.                                 100,051                        791
 OTP Bank Rt. GDR                              24,200 (a)                    404
--------------------------------------------------------------------------------
                                                                           1,195
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 Matav Rt.                                     85,699                        275
 Matav Rt. ADR                                 23,699                        379
--------------------------------------------------------------------------------
                                                                             654
--------------------------------------------------------------------------------
OIL & GAS

 MOL Magyar Olaj-es Gazipari Rt.               25,357                        482
 MOL Magyar Olaj-es Gazipari Rt. GDR              710                         13
--------------------------------------------------------------------------------
                                                                             495
--------------------------------------------------------------------------------
PHARMACEUTICALS

 Gedeon Richter Rt.                             5,290                        305
 Gedeon Richter Rt. GDR                         6,273                        384
--------------------------------------------------------------------------------
                                                                             689
--------------------------------------------------------------------------------
                                                                           3,033
================================================================================
INDIA (5.0%)
AUTOMOBILES

 Hero Honda Motors Ltd.                       148,200                        935
 Tata Engineering & Locomotive Co., Ltd.       82,000 (a)                    261
--------------------------------------------------------------------------------
                                                                           1,196
--------------------------------------------------------------------------------
BANKS

 HDFC Bank Ltd.                                30,700                   $    126
 HDFC Bank Ltd. ADR                            18,200 (a)                    235
 State Bank of India Ltd.                     217,550                      1,096
--------------------------------------------------------------------------------
                                                                           1,457
--------------------------------------------------------------------------------
CHEMICALS

 Reliance Industries Ltd.                      63,933                        353
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS

 Gujarat Ambuja Cements Ltd.                  102,500                        428
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS

 Housing Development Finance Corp., Ltd.       29,210                        390
 Housing Development Finance
   Corp., Ltd. ADR                                 90                          1
--------------------------------------------------------------------------------
                                                                             391
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 Mahanagar Telephone Nigam Ltd.               137,430                        400
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT

 Bharat Heavy Electricals Ltd.                119,700                        435
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES

 Oil and Natural Gas Corp., Ltd.               34,500                        230
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS

 Colgate-Palmolive (India) Ltd.                73,190                        211
 Hindustan Lever Ltd.                         134,000                        530
--------------------------------------------------------------------------------
                                                                             741
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES

 India Info.com PCL                           116,052 (a,b)                   --@
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES

 Infosys Technologies Ltd.                     13,950                        938
 Wipro Ltd.                                     5,000                        151
 Wipro Ltd. ADR                                 6,000                        180
--------------------------------------------------------------------------------
                                                                           1,269
--------------------------------------------------------------------------------
METALS & MINING

 Hindalco Industries Ltd.                      28,100                        409
 Tata Iron & Steel Co., Ltd.                  190,000                        546
--------------------------------------------------------------------------------
                                                                             955
--------------------------------------------------------------------------------
OIL & GAS

 Bharat Petroleum Corp., Ltd.                  61,850                        338
 Hindustan Petroleum Corp., Ltd.               71,500                        388
--------------------------------------------------------------------------------
                                                                             726
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
INDIA (CONTINUED)
PHARMACEUTICALS

 Dabur India Ltd.                              42,151                   $     44
 Dr. Reddy's Laboratories Ltd.                 20,000                        387
 Ranbaxy Laboratories Ltd.                     29,500                        533
--------------------------------------------------------------------------------
                                                                             964
--------------------------------------------------------------------------------
ROAD & RAIL

 Container Corporation of India Ltd.          107,600                        657
--------------------------------------------------------------------------------
TOBACCO

 ITC Ltd.                                       8,800                        115
 ITC Ltd. GDR                                  14,750                        190
--------------------------------------------------------------------------------
                                                                             305
--------------------------------------------------------------------------------
                                                                          10,507
================================================================================
INDONESIA (2.8%)
AUTOMOBILES

 PT Astra International Tbk                 3,649,000 (a)                  1,780
--------------------------------------------------------------------------------
BANKS

 PT Bank Central Asia Tbk                   2,635,500                        787
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 PT Telekomunikasi Indonesia                3,058,500                      1,316
--------------------------------------------------------------------------------
TOBACCO

 PT Bentoel Internasional Investama Tbk     6,661,500 (a)                    210
 PT Hanjaya Mandala Sampoerna Tbk           3,538,500                      1,665
--------------------------------------------------------------------------------
                                                                           1,875
--------------------------------------------------------------------------------
                                                                           5,758
================================================================================
ISRAEL (4.2%)
COMMUNICATIONS EQUIPMENT

 ECI Telecom Ltd.                             180,332 (a)                    541
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES

 RADWARE Ltd.                                  48,025 (a)                    418
--------------------------------------------------------------------------------
IT CONSULTING & SERVICES

 Check Point Software Technologies Ltd.       193,244 (a)                  2,620
--------------------------------------------------------------------------------
PHARMACEUTICALS

 Taro Pharmaceutical Industries, Ltd.           7,700 (a)                    189
 Teva Pharmaceutical Industries Ltd.           12,420                        825
 Teva Pharmaceutical Industries Ltd. ADR       51,207                      3,420
--------------------------------------------------------------------------------
                                                                           4,434
--------------------------------------------------------------------------------
SOFTWARE

 TTI Team Telecom International Ltd.           43,037 (a)                    689
--------------------------------------------------------------------------------
                                                                           8,702
================================================================================
MALAYSIA (4.6%)
AUTO COMPONENTS

 UMW Holdings Berhad                          107,000                   $    220
--------------------------------------------------------------------------------
AUTOMOBILES

 Perusahaan Otomobi Nasional Bhd              154,000                        387
 Tan Chong Motor Holdings Bhd                 415,000                        148
--------------------------------------------------------------------------------
                                                                             535
--------------------------------------------------------------------------------
BANKS

 Malayan Banking Bhd                          919,900                      2,130
 Public Bank Bhd                              854,300                        733
--------------------------------------------------------------------------------
                                                                           2,863
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING

Gamuda Bhd                                    673,000                      1,107
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS

 AMMB Holdings Bhd                            351,000                        494
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 Technology Resources Industries Bhd        1,853,000 (a)                  1,229
 Telekom Malaysia Bhd                         106,000                        222
--------------------------------------------------------------------------------
                                                                           1,451
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE

 Magnum Corp. Bhd                           1,136,000                        801
 Resorts World Bhd                            240,000                        670
--------------------------------------------------------------------------------
                                                                           1,471
--------------------------------------------------------------------------------
REAL ESTATE

 SP Setia Bhd                                 489,000                        450
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS

 Malaysian Pacific Industries Bhd             118,000                        469
--------------------------------------------------------------------------------
TOBACCO

 British American Tobacco
   (Malaysia) Bhd                              44,200                        413
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 Maxis Communications Bhd                      76,000 (a,b)                   97
--------------------------------------------------------------------------------
                                                                           9,570
================================================================================
MEXICO (9.0%)
BANKS

 Bancomer 'O'                               2,660,981 (a)                  2,173
--------------------------------------------------------------------------------
BEVERAGES

 Coca-Cola Femsa ADR                           26,005                        624
 Femsa ADR                                      8,839                        347
 Femsa UBD                                    449,775                      1,760
--------------------------------------------------------------------------------
                                                                           2,731
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS

 Cemex SA ADR                                  10,990                        290
 Cemex SA CPO                                 246,507                      1,305
--------------------------------------------------------------------------------
                                                                           1,595
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
MEXICO (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES

 Telmex 'L' ADR                               164,175                   $  5,267
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES

 Grupo Carso SA 'A1'                           23,274 (a)                     70
--------------------------------------------------------------------------------
MEDIA

 Grupo Televisa CPO GDR                        35,350 (a)                  1,322
--------------------------------------------------------------------------------
MULTILINE RETAIL

 Wal-mart de Mexico 'C'                       304,748                        703
 Wal-mart de Mexico 'V'                       266,419                        723
 Wal-mart de Mexico ADR                        28,162 (a)                    765
--------------------------------------------------------------------------------
                                                                           2,191
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS

 Kimberly-Clark de Mexico SA 'A'              309,058                        824
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE

 Grupo Aeroportuario del
   Sureste SA ADR                              28,350 (a)                    366
 Grupo Aeroportuario
   del Sureste SA `B'                         149,200 (a)                    195
--------------------------------------------------------------------------------
                                                                             561
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 America Movil SA de CV ADR                   154,627                      2,072
--------------------------------------------------------------------------------
                                                                          18,806
================================================================================
POLAND (1.6%)
BANKS

 Bank Pekao SA                                 46,132 (a)                  1,059
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES

 Telekomunikacja Polska SA                     36,751 (a)                    100
 Telekomunikacja Polska SA GDR                115,117 (a)                    314
--------------------------------------------------------------------------------
                                                                             414
--------------------------------------------------------------------------------
METALS & MINING

 KGHM Polska Miedz A                           56,819 (a)                    185
--------------------------------------------------------------------------------
MULTILINE RETAIL

 Eastbridge                                    33,600 (a,b)                1,506
--------------------------------------------------------------------------------
OIL & GAS

 Polski Koncern Naftowy                        36,581 (a)                    161
--------------------------------------------------------------------------------
                                                                           3,325
================================================================================
RUSSIA (5.1%)
ELECTRIC UTILITIES

 Unified Energy Systems GDR                    70,994                        709
--------------------------------------------------------------------------------
METALS & MINING

 Norilsk Nickel (ADR)                          49,970 (a)                  1,043
--------------------------------------------------------------------------------
OIL & GAS

 Gazprom ADR                                   94,000                   $  1,541
 LUKoil Holdings ADR                           54,549                      3,539
 Surgutneftegaz ADR (Preferred)                20,620                        436
 Surgutneftegaz ADR                           108,925                      2,116
 Yukos                                          8,378                      1,158
 Yukos ADR                                      1,085                        150
--------------------------------------------------------------------------------
                                                                           8,940
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS

 Alliance Cellulose Ltd. 'B'                  156,075 (a,b)                   --@
--------------------------------------------------------------------------------
                                                                          10,692
================================================================================
SOUTH AFRICA (10.6%)
BANKS

 FirstRand Ltd.                               537,520                        400
 Nedcor Ltd.                                   25,500                        290
 Standard Bank Investment Corp., Ltd.         171,280                        534
--------------------------------------------------------------------------------
                                                                           1,224
--------------------------------------------------------------------------------
BEVERAGES

 South African Breweries plc                  116,030                        920
 South African Breweries plc
   (London Shares)                             31,903                        251
--------------------------------------------------------------------------------
                                                                           1,171
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES

 Barlow Ltd.                                  186,110                      1,141
 Bidvest Group Ltd.                           134,715 (a)                    603
--------------------------------------------------------------------------------
                                                                           1,744
--------------------------------------------------------------------------------
INSURANCE

 Liberty Group Ltd.                            38,720                        211
 Old Mutual plc (London Shares)               821,178                      1,173
 Sanlam Ltd.                                  682,310                        570
--------------------------------------------------------------------------------
                                                                           1,954
--------------------------------------------------------------------------------
METALS & MINING

 Anglo American Platinum Corp., Ltd.           46,470                      1,832
 Anglo American plc                           206,188                      3,451
 Anglo American plc (London Shares)           238,867                      3,991
 AngloGold Ltd.                                 8,443                        450
 AngloGold Ltd. ADR                             7,940                        207
 Gold Fields Ltd.                             136,300                      1,616
 Harmony Gold Mining Co., Ltd.                 62,610                        865
 Impala Platinum Holdings Ltd.                 14,920                        830
--------------------------------------------------------------------------------
                                                                          13,242
--------------------------------------------------------------------------------
OIL & GAS

 Sasol Ltd.                                   162,770                      1,742
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
PAPER & FOREST PRODUCTS

 Sappi Ltd.                                    49,970                   $    705
 Sappi Ltd. ADR                                11,970                        168
--------------------------------------------------------------------------------
                                                                             873
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 M-Cell Ltd.                                  206,340 (a)                    235
--------------------------------------------------------------------------------
                                                                          22,185
================================================================================
SOUTH KOREA (23.6%)
AEROSPACE & DEFENSE

 LG Chem Ltd.                                  56,320                      2,037
--------------------------------------------------------------------------------
AUTO COMPONENTS

 Hyundai Mobis                                 94,240                      1,990
--------------------------------------------------------------------------------
AUTOMOBILES

 Hyundai Motor Co., Ltd. (Preferred)           47,900                        526
 Hyundai Motor Co., Ltd.                      114,260                      3,433
--------------------------------------------------------------------------------
                                                                           3,959
--------------------------------------------------------------------------------
BANKS

 Hana Bank                                     21,086                        301
 Kookmin Bank                                  66,548                      3,231
 Shinhan Financial Group Co., Ltd.            176,980 (a)                  2,501
--------------------------------------------------------------------------------
                                                                           6,033
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING

 Hyundai Development Co.                      177,190 (a)                  1,130
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS

 Good Morning Securities Co., Ltd.             92,870 (a)                    445
 Samsung Securities Co., Ltd.                  12,880 (a)                    368
 Seoul Securities Co., Ltd.                   136,200                        521
--------------------------------------------------------------------------------
                                                                           1,334
--------------------------------------------------------------------------------
ELECTRIC UTILITIES

 Korea Electric Power Corp.                    39,920                        730
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS

 Samsung Electro -
   Mechanics Co., Ltd.                         28,787                      1,395
--------------------------------------------------------------------------------
FOOD PRODUCTS
 Tongyang Confectionery Co.                    14,000                        614
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES

 Humax Co., Ltd.                               18,381                        401
 LG Electronics Ltd.                           57,347 (a)                  2,288
--------------------------------------------------------------------------------
                                                                           2,689
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS

 CJ39 Shopping Corp.                           15,038                      1,030
 LG Household & Health Care Ltd.               18,790                        565
--------------------------------------------------------------------------------
                                                                           1,595
--------------------------------------------------------------------------------
INSURANCE

 Hyundai Marine & Fire
   Insurance Co., Ltd. (HDMF)                  20,940                        623
--------------------------------------------------------------------------------
METALS & MINING

 POSCO                                         33,720                      3,742
--------------------------------------------------------------------------------
MULTILINE RETAIL

 Shinsegae Co., Ltd.                            5,680                        963
--------------------------------------------------------------------------------
PHARMACEUTICALS

 Yuhan Corp.                                    3,503                        159
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS

 Samsung Electronics Co., Ltd.                 50,412                     13,787
 Samsung Electronics Co.,
   Ltd. (Preferred)                            12,660                      1,715
--------------------------------------------------------------------------------
                                                                          15,502
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 SK Telecom Co., Ltd.                          20,660                      4,628
 SK Telecom Co., Ltd. ADR                       2,000                         50
--------------------------------------------------------------------------------
                                                                           4,678
--------------------------------------------------------------------------------
                                                                          49,173
================================================================================
TAIWAN (11.8%)
AIRLINES

 Eva Airways Corp                           1,290,000 (a)                    525
--------------------------------------------------------------------------------
BANKS

 Fubon Financial Holding
   Co., Ltd.                                1,389,087                      1,389
 Taipei Bank                                  836,000                        668
 Taishin Financial Holdings
   Co., Ltd.                                2,226,000 (a)                  1,199
--------------------------------------------------------------------------------
                                                                           3,256
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT

 Accton Technology Corp.                      833,000 (a)                  1,434
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS

 Asustek Computer, Inc.                       429,553 (a)                  1,292
 Benq Corp.                                   468,160                        757
 Compal Electronics, Inc.                     280,000                        269
 Largan Precision Co., Ltd.                    67,000 (a)                    475
 Quanta Computer, Inc.                        248,000                        698
--------------------------------------------------------------------------------
                                                                           3,491
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS

 Taiwan Cement Corp.                          952,000 (a)                    313
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                           VALUE
                                               SHARES                      (000)
--------------------------------------------------------------------------------
TAIWAN (CONTINUED)
DIVERSIFIED FINANCIALS

 Chinatrust Financial Holding Co.           3,310,748 (a)               $  2,923
 Sinopac Holdings Co.                       2,130,313 (a)                    931
--------------------------------------------------------------------------------
                                                                           3,854
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT

 Phoenixtec Power Co., Ltd.                   456,000                        354
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS

 Yageo Corp.                                  308,000 (a)                    136
--------------------------------------------------------------------------------
FOOD & DRUG RETAILING

 President Chain Store Corp.                  103,782                        194
--------------------------------------------------------------------------------
METALS & MINING

 China Steel Corp.                            698,840                        360
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS

 Advanced Semiconductor
   Engineering, Inc.                          497,000 (a)                    330
 Novatek Microelectronics Corp., Ltd.         174,000 (a)                    469
 Orient Semiconductor
   Electronics Ltd.                         1,069,000 (a)                    331
 Siliconware Precision
   Industries Co.                             836,692 (a)                    586
 Taiwan Semiconductor
   Manufacturing Co., Ltd.                  2,433,334 (a)                  4,953
 United Microelectronics Corp.              2,525,730 (a)                  3,031
--------------------------------------------------------------------------------
                                                                           9,700
--------------------------------------------------------------------------------
TEXTILES & APPAREL

 Formosa Chemicals & Fibre Corp.              494,720                        450
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 Taiwan Cellular Corp.                        510,818 (a)                    653
--------------------------------------------------------------------------------
                                                                          24,720
================================================================================
THAILAND (1.1%)
CONSTRUCTION MATERIALS

 Siam Cement PCL                               38,900 (a)                    890
--------------------------------------------------------------------------------
MEDIA

 BEC World PCL                                 77,100                        446
--------------------------------------------------------------------------------
OIL & GAS

 PTT Exploration &
   Production PCL                             177,200                        512
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES

 Advanced Info Service PCL (Foreign)          504,600                        486
--------------------------------------------------------------------------------
                                                                           2,334
================================================================================
TURKEY (1.7%)
BANKS

 Akbank TAS                               346,335,800 (a)               $  1,116
 Turkiye Garanti Bankasi AS               156,685,000 (a)                    196
 Turkiye Is Bankasi                       105,475,000 (a)                    273
 Yapi ve Kredi Bankasi AS                 150,639,975 (a)                    150
--------------------------------------------------------------------------------
                                                                           1,735
--------------------------------------------------------------------------------
BEVERAGES

 Anadolu Efes Biracilik ve
   Malt Sanayii AS                          9,117,000 (a)                    178
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES

 Arcelik AS                                63,177,000 (a)                    399
 Vestel Elektronik Sanayi ve
   Ticaret AS                             155,610,836 (a)                    315
--------------------------------------------------------------------------------
                                                                             714
--------------------------------------------------------------------------------
INSURANCE

 Aksigorta AS                             115,734,000                        322
--------------------------------------------------------------------------------
MEDIA

 Hurriyet Gazetecilik ve
   Matbaacilik AS                         202,581,175 (a)                    608
--------------------------------------------------------------------------------
                                                                           3,557
================================================================================
VENEZUELA (0.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES

 Compania Anonima Nacional Telefonos de
   Venezuela ADR                               45,243                        644
================================================================================
TOTAL COMMON STOCKS
 (Cost $202,645)                                                         200,939
================================================================================
INVESTMENT COMPANIES (0.4%)
================================================================================
INDIA (0.4%)
 Morgan Stanley Growth Fund (Cost $891)     4,694,400 (a,c)                  865
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                 FACE
                                               AMOUNT                      VALUE
                                                (000)                      (000)
--------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
================================================================================
INDIA (0.0%)
METALS & MINING

 DCM Shriram Investments
   Ltd. 0.00%, 2/12/02                    INR     330 (b,d)             $     --@
 DCM Shriran Industrials
   0.00%, 2/21/01                         $       335 (b,d)                   --@
 Shri Ishar Alloy Steels Ltd.
   15.00%, 4/21/01                                581 (b,d)                   --@
--------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
 (Cost $1,495)                                                                --@
================================================================================
SHORT-TERM INVESTMENT (2.8%)
================================================================================
UNITED STATES (2.8%)
REPURCHASE AGREEMENT

 J.P. Morgan Securities Inc., 1.95%, dated
   6/28/02, due 7/01/02
 (Cost $5,751)                            $     5,751 (e)                  5,751
================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.4%)
================================================================================
 Brazilian Real                      BRL           77                         27
 China Renminbi                      CNY           73                          9
 Euro                                EUR           43                         43
 Hong Kong Dollar                    HKD          487                         63
 Hungarian Forint                    HUF       26,685                        108
 Indian Rupee                        INR        1,230                         25
 Malaysian Ringgit                   MYR          404                        107
 Mexican Peso                        MXN            4                         --@
 Moroccan Dirham                     MAD           68                         --@
 Taiwan Dollar                       TWD       13,438                        402
 South African Rand                  ZAR            3                         --@
 Turkish Lira                        TRL  115,957,084                         73
--------------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
 (Cost $845)                                                                 857
================================================================================
TOTAL INVESTMENTS (99.8%)
 (Cost $211,627)                                                         208,412
================================================================================

                                                VALUE                      VALUE
                                                (000)                      (000)
--------------------------------------------------------------------------------
OTHER ASSETS (1.0%)

 Cash                                      $      848
 Receivable for Investments Sold                  692
 Dividends Receivable                             418
 Tax Reclaim Receivable                           141
 Other                                             44                   $  2,143
================================================================================
LIABILITIES (-0.8%)

 Payable For:
   Investments Purchased                       (1,040)
   Investment Advisory Fees                      (219)
   Custodian Fees                                (157)
   Administrative Fees                            (64)
   Stockholder Reporting Expenses                 (61)
   Directors' Fees and Expenses                   (60)
   Professional Fees                              (35)
 Other Liabilities                               (126)                    (1,762)
================================================================================
NET ASSETS (100%)
 Applicable to (18,669,740, issued and
   outstanding $0.01 par value shares
   (100,000,000 shares authorized)                                      $208,793
================================================================================
NET ASSET VALUE PER SHARE                                               $  11.18
================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:

 Common Stock                                                           $    187
 Paid-in Capital                                                         291,645
 Undistributed Net Investment Income (Loss)                                  350
 Accumulated Net Realized Gain (Loss)                                    (81,589)
 Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                          (1,800)
================================================================================
TOTAL NET ASSETS                                                        $208,793
================================================================================

(a) -- Non-income producing.
(b) -- Investments valued at fair value- see Note A-1 to financial statements. At June 30, 2002, the Portfolio held $1,506,000 of fair-valued securities, representing 0.7% of net assets.
(c) -- Fund is advised by an affiliate.
(d) -- Security is in default.
(e) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value less than $500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
INR -- Indian Rupee
TRL -- Turkish Lira

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

 The Fund had the following foreign currency exchange contracts open at period end:

CURRENCY                            IN                         NET
   TO                            EXCHANGE                  UNREALIZED
DELIVER  VALUE   SETTLEMENT        FOR         VALUE       GAIN (LOSS)
 (000)   (000)      DATE          (000)        (000)          (000)
=====================================================================
US$  33  $  33    7/01/02    INR       1,598   $  33          $   --@
US$  45     45    7/01/02    INR       2,176      45              --@
US$  50     50    7/01/02    INR       2,429      50              --@
US$  55     55    7/01/02    INR       2,698      55              --@
US$  38     38    7/01/02    INR       1,854      38              --@
US$  38     38    7/01/02    INR       1,835      38              --@
US$ 120    120    7/01/02    TRL 191,922,124     121               1
---------------------------------------------------------------------
          $ 379                                 $ 380          $    1
---------------------------------------------------------------------

         SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
             CLASSIFICATION -- JUNE 30, 2002

                                                      PERCENT
                                           VALUE       OF NET
INDUSTRY                                   (000)       ASSETS
------------------------------------------------------------------
Aerospace & Defense                    $   2,727          1.3%
Auto Components                            2,210          1.1
Automobiles                                7,470          3.6
Banks                                     24,196         11.6
Beverages                                  6,189          3.0
Computers & Peripherals                    4,080          2.0
Construction & Engineering                 2,237          1.1
Construction Materials                     3,226          1.5
Diversified Financials                     6,073          2.9
Diversified Telecommunication Services    11,574          5.5
Electric Utilities                         4,035          1.9
Household Durables                         3,403          1.6
Household Products                         2,336          1.1
Industrial Conglomerates                   2,521          1.2
Insurance                                  2,899          1.4
IT Consulting & Services                   3,889          1.9
Media                                      2,376          1.1
Metals & Mining                           22,315         10.7
Multiline Retail                           4,660          2.2
Oil & Gas                                 18,384          8.8
Paper & Forest Products                    2,086          1.0
Pharmaceuticals                            6,246          3.0
Semiconductor Equipment & Products        25,671         12.3
Tobacco                                    2,593          1.2
Wireless Telecommunication Services       13,317          6.4
Other                                     21,699         10.4
------------------------------------------------------------------
                                       $ 208,412         99.8%
==================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS

                                                                                                     SIX MONTHS ENDED
                                                                                                        JUNE 30, 2002
                                                                                                          (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                         (000)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $162 of foreign taxes withheld)                                                      $      2,650
  Interest                                                                                                         41
=====================================================================================================================
    TOTAL INCOME                                                                                                2,691
=====================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                      1,362
  Custodian Fees                                                                                                  193
  Administrative Fees                                                                                             133
  Professional Fees                                                                                                68
  Stockholder Reporting Expenses                                                                                   62
  Country Tax Expense                                                                                              21
  Transfer Agent Fees                                                                                              16
  Directors' Fees and Expenses                                                                                      2
  Other Expenses                                                                                                   33
=====================================================================================================================
    TOTAL EXPENSES                                                                                              1,890
=====================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                801
=====================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                  (1,124)
  Foreign Currency Transactions                                                                                (1,179)
=====================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                   (2,303)
=====================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                   9,836
  Foreign Currency Translations                                                                                   931
=====================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                           10,767
=====================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             8,464
=====================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        $      9,265
=====================================================================================================================

                                                                            SIX MONTHS ENDED
                                                                               JUNE 30, 2002               YEAR ENDED
                                                                                 (UNAUDITED)        DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                                                     (000)                    (000)
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income (Loss)                                                    $      801              $       419
  Net Realized Gain (Loss)                                                            (2,303)                 (60,086)
  Change in Unrealized Appreciation (Depreciation)                                    10,767                   51,864
=====================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    9,265                   (7,803)
=====================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (169,864 and 494,740 shares, respectively)                     (1,589)                  (4,285)
=====================================================================================================================
   TOTAL INCREASE (DECREASE)                                                           7,676                  (12,088)
=====================================================================================================================
Net Assets:
  Beginning of Period                                                                201,117                  213,205
=====================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
   $350 AND ($451), RESPECTIVELY)                                                 $  208,793              $   201,117
=====================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS

                                            SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2002   ---------------------------------------------------------------------
                                            (UNAUDITED)          2001           2000           1999            1998          1997
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   10.68      $   11.03     $    21.26     $    10.33      $    15.52    $    15.69
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                      0.04           0.03          (0.15)         (0.03)           0.04          0.03
Net Realized and Unrealized Gain (Loss)
  on Investments                                  0.44          (0.43)         (8.04)         10.87           (3.05)        (0.18)
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations             0.48          (0.40)         (8.19)         10.84           (3.01)        (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                             --             --             --             --           (0.11)        (0.01)
  Net Realized Gain                                 --             --          (2.31)            --           (2.18)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                            --             --          (2.31)            --           (2.29)        (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Anti--Dilutive Effect of Shares
  Repurchased                                     0.02           0.05           0.27           0.09            0.11            --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   11.18      $   10.68     $    11.03     $    21.26      $    10.33    $    15.52
=================================================================================================================================
PER SHARE MARKET VALUE, END OF
  PERIOD                                     $    9.57      $    8.63     $     8.75     $    16.31      $     8.13    $    13.06
=================================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                   10.89%+        (1.37)%       (34.60)%       100.77%         (24.88)%       (5.75)%
  Net Asset Value (1)                             4.68%+        (3.17)%       (36.74)%       105.81%         (19.61)%       (0.97)%
=================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (THOUSANDS)                                $ 208,793      $ 201,117     $  213,205     $  435,795      $  221,609    $  354,137
---------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets           1.74%*         1.85%          1.64%          1.76%           1.96%         1.84%
Ratio of Net Investment Income to
  Average Net Assets                              0.74%*         0.21%         (0.73)%        (0.20)%          0.36%         0.15%
Portfolio Turnover Rate                             34%+           83%            81%           121%            101%           90%
---------------------------------------------------------------------------------------------------------------------------------

 +  Not annualized
 *  Annualized
(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

    The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies, which are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any), and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

    The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

    - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

    - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

    Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

    Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    translations for the period is reflected in the Statement of Operations.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the
    Fund:

    INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

    interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

    Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

8. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

    The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

During the six months ended June 30, 2002, the Fund's investments in derivative instruments described above included foreign currency exchange contracts only.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

    The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

    Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

    Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

    Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the six months ended June 30, 2002, the Fund made purchases and sales totaling approximately $72,134,000 and $73,403,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At June 30, 2002, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $210,782,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,228,000 of which $29,544,000 related to appreciated securities and $32,772,000 related to depreciated securities. At December 31, 2001, the Fund had a capital loss carry-forward for U.S. Federal income tax purposes of approximately $65,987,000 available to offset future capital gains of which $65,987,000 will expire on December 31, 2009. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October passive foreign investment company losses of $30,000, post-October currency losses of $151,000 and post-October capital losses of $5,953,000. The realized gain distribution amount shown in the Statement of Changes in Net Assets for the year ended December 31, 2001 includes short-term realized gains which are treated as ordinary income for tax purposes of $7,848.

A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At June 30, 2002, the deferred fees payable, under the Plan, totaled $60,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

For the six months ended June 30, 2002, the Fund incurred $8,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the six months ended June 30, 2002, the Fund repurchased 169,864 of its shares at an average discount of 16.06% from net asset value per share. Since the inception of the program, the Fund has repurchased 4,154,604 of its shares at an average discount of 20.44% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

F.  SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 6, 2002. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1.  To elect the following Directors:

                                                  VOTES IN             VOTES
                                                  FAVOR OF             AGAINST
------------------------------------------------------------------------------
Ronald E. Robison                                 15,798,996           371,634
Joseph J. Kearns                                  15,863,152           307,477
Michael Nugent                                    15,864,376           306,254
Fergus Reid                                       15,798,996           371,634

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, NY 10030
1-800-278-4353